SHARE CAPITAL (Narrative - Share Capital) (Details) $ / shares in Units, $ in Thousands			1 Months Ended					3 Months Ended	12 Months Ended
	Jun. 03, 2014 USD ($)	May 13, 2014 USD ($)	Oct. 28, 2016 USD ($) shares	Sep. 30, 2016 $ / shares shares	Apr. 20, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares shares	Jun. 30, 2014 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 ₪ / shares shares	Dec. 31, 2015 ₪ / shares shares	Sep. 30, 2014 ₪ / shares	Jun. 30, 2014 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares												₪ 0.16	₪ 0.16
Proceeds from issuance from secondary offering | $									$ 54,132	$ 64,202	$ 41,092
Voting right per share | item									1
Private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance from private placement | $	$ 1,700	$ 6,580						$ 8,157
Number of phases in which financing round closed | item								2
Issuance cost | $								$ 123
Preferred A Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio									1
Percentage of conversion rate to be greater than of the price per share of the shares issued									70.00%
Conversion of shares						2,046,781
Preferred A Shares [Member] | Private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued								1,036,431
Preferred stock, par value (in NIS per share) | ₪ / shares															₪ 0.16
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued									257,137	546,322
Conversion of shares						3,367,244
Ordinary shares [Member] | Additional Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued			411,959	5,700,000
Share price (in dollars per share) | $ / shares				$ 9.50
Proceeds from issuance from secondary offering | $			$ 54,132
Ordinary shares [Member] | Secondary Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued					7,419,353
Number of additional ordinary shares purchased by underwriters					967,741
Share price (in dollars per share) | $ / shares					$ 9.30
Proceeds from issuance from secondary offering | $					$ 64,202
Ordinary shares [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued						7,668,200
Ordinary shares, par value | ₪ / shares														₪ 0.16
Share price (in dollars per share) | $ / shares						$ 6.00
Proceeds from issuance from initial public offering | $						$ 41,100
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of conversion rate to be greater than of the price per share of the shares issued							70.00%
Warrants outstanding							2,716,956	2,716,956	1,807,800			1,807,800	2,064,937		2,716,956
Exercise price (in dollars per share) | $ / shares							$ 5.04	$ 5.04	$ 5.04
Number of each warrant exercised into common share									1			1
Warrants exercised									257,137	652,019
Warrants [Member] | Private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued								1,061,469